Share based compensation reserve - Reserve Summary (Details) - EUR (€) € in Millions	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Disclosure of reserves within equity [line items]
Reserve of share-based payments	€ 2.9	€ 2.9
Share award charge		9.5	€ 2.4
Reserve of share-based payments		9.6
Reserve of share-based payments
Disclosure of reserves within equity [line items]
Reserve of share-based payments	2.9	2.9
Reserve of share-based payments		9.6
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.7
Key Management Personnel Of Entity Or Parent, Non-Executive Directors Vested Shares [Member] | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		(0.8)
Key Management Personnel Of Entity Or Parent, Reclassification to tax liability [Domain] | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		(2.0)
January 1, 2016 | Key management personnel of entity or parent | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		7.2
January 1, 2017 | Key management personnel of entity or parent | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		1.3
January 1, 2018 | Key management personnel of entity or parent | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.3
Non-Executive Directors Award | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Reserve of share-based payments	0.5	0.5
Reserve of share-based payments		0.4
Non-Executive Directors Award | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.7
Non-Executive Directors Award | Key Management Personnel Of Entity Or Parent, Non-Executive Directors Vested Shares [Member] | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		(0.8)
Non-Executive Directors Award | Key Management Personnel Of Entity Or Parent, Reclassification to tax liability [Domain] | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.0
Non-Executive Directors Award | January 1, 2016 | Key management personnel of entity or parent | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.0
Non-Executive Directors Award | January 1, 2017 | Key management personnel of entity or parent | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.0
Non-Executive Directors Award | January 1, 2018 | Key management personnel of entity or parent | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.0
Management Share Award 2016 | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Reserve of share-based payments	2.2	2.2
Reserve of share-based payments		7.4
Management Share Award 2016 | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.0
Management Share Award 2016 | Key Management Personnel Of Entity Or Parent, Non-Executive Directors Vested Shares [Member] | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.0
Management Share Award 2016 | Key Management Personnel Of Entity Or Parent, Reclassification to tax liability [Domain] | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		(2.0)
Management Share Award 2016 | January 1, 2016 | Key management personnel of entity or parent | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		7.2
Management Share Award 2016 | January 1, 2017 | Key management personnel of entity or parent | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.0
Management Share Award 2016 | January 1, 2018 | Key management personnel of entity or parent | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.0
Management Share Award 2017 | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Reserve of share-based payments	0.2	0.2
Reserve of share-based payments		1.5
Management Share Award 2017 | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.0
Management Share Award 2017 | Key Management Personnel Of Entity Or Parent, Non-Executive Directors Vested Shares [Member] | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.0
Management Share Award 2017 | Key Management Personnel Of Entity Or Parent, Reclassification to tax liability [Domain] | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.0
Management Share Award 2017 | January 1, 2016 | Key management personnel of entity or parent | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.0
Management Share Award 2017 | January 1, 2017 | Key management personnel of entity or parent | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		1.3
Management Share Award 2017 | January 1, 2018 | Key management personnel of entity or parent | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.0
Management Share Award 2018 | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Reserve of share-based payments	€ 0.0	0.0
Reserve of share-based payments		0.3
Management Share Award 2018 | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.0
Management Share Award 2018 | Key Management Personnel Of Entity Or Parent, Non-Executive Directors Vested Shares [Member] | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.0
Management Share Award 2018 | Key Management Personnel Of Entity Or Parent, Reclassification to tax liability [Domain] | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.0
Management Share Award 2018 | January 1, 2016 | Key management personnel of entity or parent | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.0
Management Share Award 2018 | January 1, 2017 | Key management personnel of entity or parent | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		0.0
Management Share Award 2018 | January 1, 2018 | Key management personnel of entity or parent | Reserve of share-based payments
Disclosure of reserves within equity [line items]
Share award charge		€ 0.3
Restricted Stock1 [Member] | Bottom of range [member] | January 1, 2016
Disclosure of reserves within equity [line items]
Other Equity Instruments Life, Other Equity Instruments Granted	9 months 11 days
EBITDA Performance Target Condition, Other Equity Instruments Granted	70.00%
Restricted Stock1 [Member] | Bottom of range [member] | January 1, 2017
Disclosure of reserves within equity [line items]
Other Equity Instruments Life, Other Equity Instruments Granted	1 year 3 months
EBITDA Performance Target Condition, Other Equity Instruments Granted	50.00%
Restricted Stock1 [Member] | Bottom of range [member] | January 1, 2018
Disclosure of reserves within equity [line items]
Other Equity Instruments Life, Other Equity Instruments Granted	2 years 6 months 15 days
EBITDA Performance Target Condition, Other Equity Instruments Granted	40.00%
Restricted Stock1 [Member] | Top of range [member] | January 1, 2016
Disclosure of reserves within equity [line items]
Other Equity Instruments Life, Other Equity Instruments Granted	2 years
EBITDA Performance Target Condition, Other Equity Instruments Granted	90.00%
Restricted Stock1 [Member] | Top of range [member] | January 1, 2017
Disclosure of reserves within equity [line items]
Other Equity Instruments Life, Other Equity Instruments Granted	3 years
EBITDA Performance Target Condition, Other Equity Instruments Granted	70.00%
Restricted Stock1 [Member] | Top of range [member] | January 1, 2018
Disclosure of reserves within equity [line items]
Other Equity Instruments Life, Other Equity Instruments Granted	4 years
EBITDA Performance Target Condition, Other Equity Instruments Granted	50.00%